Equity-settled share-based transactions - Schedule of number and weighted average exercise prices of RSU (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year (in dollars per share)	$ 0.01	$ 0.01
Exercised (in dollars per share)	0.01	0.01
Forfeited (in dollars per share)	0.01	0.01
Cancelled (in dollars per share)	0	0.01
Outstanding at the end of the year (in dollars per share)	0.01	0.01
Exercisable (in dollars per share)	$ 0.01	$ 0.01
Outstanding at the beginning of the year (in shares)	1,690,766	14,748,217
Exercised (in shares)	(829,459)	(12,821,445)
Forfeited (in shares)	(26,360)	(168,894)
Cancelled (in shares)	0	(67,112)
Outstanding at the end of the year (in shares)	834,947	1,690,766
Exercisable (in shares)	283,338	14,571
Restricted shares | Prenetics 2022 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions | $	$ 4,841,444	$ 7,732,961